ABSOLUTE OPPORTUNITIES FUND

SUPPLEMENT DATED AUGUST 27, 2010 TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED AUGUST 1, 2010

The information in Section 1, Sub-section A. of the SAI entitled "Equity Securities" is amended as follows:

Sub-section 6 entitled “Investments in Pass-Through Entities” is deleted and replaced in its entirety with the following:

6. Investments in LLCs and LPs

General. The Fund may invest in one or more limited liability companies (“LLCs”) and limited partnerships (“LPs”). Certain LLCs and LPs in which the Fund invests may be operating companies or private funds.  Private funds are investment vehicles that are not registered under the 1940 Act. Certain shares of the operating companies and private funds that are organized as LLCs and LPs may not be registered under the 1933 Act.

Risks. For a discussion of the risks related to investments in LLCs and LPs see “Taxation – Investments in LLCs, LPs and Grantor Trusts.”  The Fund will monitor its investments in such companies to assure its compliance with the tax requirements of registered investment companies.

The information in Section 1, Sub-section H. of the SAI entitled "Investment Company Securities and Exchange Traded Funds (“ETFs”)” is amended as follows:

The first paragraph in Sub-section 1entitled “Open-End and Closed-End Investment Companies and ETFs” is deleted and replaced in its entirety with the following:

General. The Fund may invest in shares of open-end and closed-end investment companies, including those managed by one or more Subadvisers or their affiliates and including money market mutual funds (pending investment of cash balances). The Fund will limit its investment in the securities of other open-end and closed-end investment companies as required by the 1940 Act. With certain exceptions, including those provided by rules and regulations under the 1940 Act, such provisions generally permit the Fund to invest up to 3% of the shares of another investment company. The Fund intends to invest in assets in accordance to Section 12(d)(1)(f) of the 1940 Act and may exceed 5% of total assets in another investment company or 10% of total assets invested among multiple investment companies. The Fund’s investment in other investment companies may include money market mutual funds, which are not subject to the percentage limitations set forth above.

In addition, the Fund may invest in ETFs (which may, in turn, invest in equities, bonds, and other financial vehicles). ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF typically holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs®, streetTRACKS®, DIAMONDS SM, NASDAQ 100 Index Tracking StockSM (“QQQs SM”) iShares® and VIPERs®. The Fund could purchase an ETF to gain exposure to a portion of the U.S. or foreign market.

The Fund may invest in exchange-traded notes (“ETNs”), which are similar to ETFs in that they may be designed to provide returns that track an index; ETNs are different from ETFs, however, in one important respect. They are not secured by an underlying pool of assets, but rather are notes (or debt securities) secured only by the ability of the issuer to pay.

The Fund may invest also in other exchange-traded products (“ETPs”) that, like an ETF, invest in a pool of assets and are traded on an exchange.  ETPs, however, are generally organized as commodity pools registered under the Commodity Exchange Act or as grantor trusts and are not registered as investment companies under the 1940 Act.  This is due to the fact that they invest in, for example, commodities or currencies rather than securities.  There are certain risks associated with the Fund’s investments in such ETPs, which are detailed below in “Taxation – Investments in LLCs, LPs and Grantor Trusts.”

The information in Section 6, Sub-section C. of the SAI entitled "Certain Tax Rules Applicable to the Fund’s Transactions” is amended as follows:

The section entitled “Investments in Pass-Through Entities” is deleted and replaced in its entirety with the following:

Investments in LLCs, LPs and Grantor Trusts. The Fund may invest in LLCs and LPs that will be classified for federal tax purposes as a partnership (and this discussion assumes that classification). LLCs and LPs in which the Fund may invest may include (1) a “publicly traded partnership” (that is, a partnership the interests in which are “traded on an established securities market” or “readily tradable on a secondary market (or the substantial equivalent thereof)”) (a “PTP”) or (2) a non-PTP at least 90% of the income of which satisfies the Gross Income Requirement. Certain of those PTPs will be QPTPs. For a discussion of certain tax requirements, including the Gross Income Requirement see “Taxation – Meaning of Qualification.”

With respect to non-QPTPs, (1) if the LLC or LP is treated for federal tax purposes as a corporation, distributions from it to the Fund would likely be treated as “qualified dividend income” and disposition of the Fund‘s interest therein would be gain from the disposition of a security, or (2) if the LLC or LP is not treated as a corporation, the Fund would be treated as having earned its proportionate share of each item of income the LLC or LP earned. In the latter case, and in the case of a Fund investment in an LLC or LP that is not a PTP, the Fund would be able to treat its share of the entity’s income as qualifying income under the Gross Income Requirement only to the extent that income would be qualifying income if realized directly by the Fund in the same manner as realized by the LLC or LP.

Certain LLCs and LPs (e.g., private funds) in which the Fund invests may not be qualifying income under the Gross Income Requirement. The Fund will monitor its investments in LLCs and LPs to assure its compliance with the requirements for qualification as a regulated investment company.

The Fund also may invest in grantor trusts, including those that invest in commodities.  Such a trust is essentially disregarded for federal tax purposes, with the result that the Fund, as an investor therein, will be treated as owning shares or units of fractional undivided beneficial interest of the Trust and to include its proportionate shares of the trust’s income, deductions, and credits in computing the Fund’s taxable income and credits.  Because those trusts ordinarily generate gross income that does not satisfy the Gross Income Requirement, the Fund will monitor and limit its investments in them to the extent necessary to preserve its status as a RIC.

For more information, please contact Atlantic Fund Administration, LLC, the Fund’s Transfer Agent, toll free at (888) 99-ABSOLUTE or (888-992-2765).

 * * * *

PLEASE RETAIN FOR FUTURE REFERENCE.

ABSOLUTE STRATEGIES FUND

SUPPLEMENT DATED AUGUST 27, 2010 TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED AUGUST 1, 2010

The information in Section 1, Sub-section A. of the SAI entitled "Equity Securities" is amended as follows:

Sub-section 6 entitled “Investments in Pass-Through Entities” is deleted and replaced in its entirety with the following:

6. Investments in LLCs and LPs

General. The Fund may invest in one or more limited liability companies (“LLCs”) and limited partnerships (“LPs”). Certain LLCs and LPs in which the Fund invests may be operating companies or private funds.  Private funds are investment vehicles that are not registered under the 1940 Act. Certain shares of the operating companies and private funds that are organized as LLCs and LPs may not be registered under the 1933 Act.

Risks. For a discussion of the risks related to investments in LLCs and LPs see “Taxation – Investments in LLCs, LPs and Grantor Trusts.”  The Fund will monitor its investments in such companies to assure its compliance with the tax requirements of registered investment companies.

The information in Section 1, Sub-section H. of the SAI entitled "Investment Company Securities and Exchange Traded Funds (“ETFs”)” is amended as follows:

The first paragraph in Sub-section 1entitled “Open-End and Closed-End Investment Companies and ETFs” is deleted and replaced in its entirety with the following:

General. The Fund may invest in shares of open-end and closed-end investment companies, including those managed by one or more Subadvisers or their affiliates and including money market mutual funds (pending investment of cash balances). The Fund will limit its investment in the securities of other open-end and closed-end investment companies as required by the 1940 Act. With certain exceptions, including those provided by rules and regulations under the 1940 Act, such provisions generally permit the Fund to invest up to 3% of the shares of another investment company. The Fund intends to invest in assets in accordance to Section 12(d)(1)(f) of the 1940 Act and may exceed 5% of total assets in another investment company or 10% of total assets invested among multiple investment companies. The Fund’s investment in other investment companies may include money market mutual funds, which are not subject to the percentage limitations set forth above.

In addition, the Fund may invest in ETFs (which may, in turn, invest in equities, bonds, and other financial vehicles). ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF typically holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs®, streetTRACKS®, DIAMONDS SM, NASDAQ 100 Index Tracking StockSM (“QQQs SM”) iShares® and VIPERs®. The Fund could purchase an ETF to gain exposure to a portion of the U.S. or foreign market.

The Fund may invest in exchange-traded notes (“ETNs”), which are similar to ETFs in that they may be designed to provide returns that track an index; ETNs are different from ETFs, however, in one important respect. They are not secured by an underlying pool of assets, but rather are notes (or debt securities) secured only by the ability of the issuer to pay.

The Fund may invest also in other exchange-traded products (“ETPs”) that, like an ETF, invest in a pool of assets and are traded on an exchange.  ETPs, however, are generally organized as commodity pools registered under the Commodity Exchange Act or as grantor trusts and are not registered as investment companies under the 1940 Act.  This is due to the fact that they invest in, for example, commodities or currencies rather than securities.  There are certain risks associated with the Fund’s investments in such ETPs, which are detailed below in “Taxation – Investments in LLCs, LPs and Grantor Trusts.”

The information in Section 6, Sub-section C. of the SAI entitled "Certain Tax Rules Applicable to the Fund’s Transactions” is amended as follows:

The section entitled “Investments in Pass-Through Entities” is deleted and replaced in its entirety with the following:

Investments in LLCs, LPs and Grantor Trusts. The Fund may invest in LLCs and LPs that will be classified for federal tax purposes as a partnership (and this discussion assumes that classification). LLCs and LPs in which the Fund may invest may include (1) a “publicly traded partnership” (that is, a partnership the interests in which are “traded on an established securities market” or “readily tradable on a secondary market (or the substantial equivalent thereof)”) (a “PTP”) or (2) a non-PTP at least 90% of the income of which satisfies the Gross Income Requirement. Certain of those PTPs will be QPTPs. For a discussion of certain tax requirements, including the Gross Income Requirement see “Taxation – Meaning of Qualification.”

With respect to non-QPTPs, (1) if the LLC or LP is treated for federal tax purposes as a corporation, distributions from it to the Fund would likely be treated as “qualified dividend income” and disposition of the Fund‘s interest therein would be gain from the disposition of a security, or (2) if the LLC or LP is not treated as a corporation, the Fund would be treated as having earned its proportionate share of each item of income the LLC or LP earned. In the latter case, and in the case of a Fund investment in an LLC or LP that is not a PTP, the Fund would be able to treat its share of the entity’s income as qualifying income under the Gross Income Requirement only to the extent that income would be qualifying income if realized directly by the Fund in the same manner as realized by the LLC or LP.

Certain LLCs and LPs (e.g., private funds) in which the Fund invests may not be qualifying income under the Gross Income Requirement. The Fund will monitor its investments in LLCs and LPs to assure its compliance with the requirements for qualification as a regulated investment company.

The Fund also may invest in grantor trusts, including those that invest in commodities.  Such a trust is essentially disregarded for federal tax purposes, with the result that the Fund, as an investor therein, will be treated as owning shares or units of fractional undivided beneficial interest of the Trust and to include its proportionate shares of the trust’s income, deductions, and credits in computing the Fund’s taxable income and credits.  Because those trusts ordinarily generate gross income that does not satisfy the Gross Income Requirement, the Fund will monitor and limit its investments in them to the extent necessary to preserve its status as a RIC.

For more information, please contact Atlantic Fund Administration, LLC, the Fund’s Transfer Agent, toll free at (888) 99-ABSOLUTE or (888-992-2765).

 * * * *

PLEASE RETAIN FOR FUTURE REFERENCE.